UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21784

BlackRock Enhanced Dividend Achievers™ Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Enhanced Dividend Achievers™ Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentage of Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—98.5%
		Common Stocks—98.5%
		Basic Materials—1.2%
89,200		PPG Industries, Inc.	$5,913,068
282,500		RPM Intl., Inc.	6,562,475

		Total Basic Materials	12,475,543

		Conglomerates—4.1%
1,181,000		General Electric Co.	42,715,267

		Consumer Products—14.9%
596,900	[1]	Altria Group, Inc.	52,163,091
107,200	[1]	Anheuser-Busch Cos., Inc.	5,463,984
1,029,000	[1]	Coca-Cola Co. (The)	49,268,520
728,900		ConAgra Foods, Inc.	18,740,019
3,900	[2]	Hanesbrands, Inc.	99,762
55,600		Kimberly-Clark Corp.	3,858,640
157,400		La-Z-Boy, Inc.	2,027,312
107,500		McDonald’s Corp.	4,767,625
910,000		Sara Lee Corp.	15,606,500
84,200		Stanley Works (The)	4,821,292

		Total Consumer Products	156,816,745

		Energy—13.5%
188,000	[1]	Atmos Energy Corp.	5,873,120
133,900	[1]	Black Hills Corp.	4,963,673
720,200	[1]	Chevron Corp.	52,488,176
425,400		Consolidated Edison, Inc.	20,538,312
187,600		Exxon Mobil Corp.	13,901,160
78,900		National Fuel Gas Co.	3,210,441
87,500		Otter Tail Corp.	2,828,875
188,800		Peoples Energy Corp.	8,222,240
117,000		Pinnacle West Capital Corp.	5,708,430
370,500		Progress Energy, Inc.	17,613,570
144,700		Vectren Corp.	4,068,964
41,400		WPS Resources Corp.	2,196,270

		Total Energy	141,613,231

		Financial Institutions—37.3%
41,600	[1]	Allstate Corp.	2,502,656
182,700		Arthur J. Gallagher & Co.	5,238,009
206,800		BancorpSouth, Inc.	5,238,244
972,800	[1]	Bank of America Corp.	51,149,824
349,400	[1]	BB&T Corp.	14,765,644
52,183		Capital One Financial Corp.	4,195,513
91,300	[1]	Chemical Financial Corp.	2,720,740
955,600		Citigroup, Inc.	52,682,228
68,591		Citizens Banking Corp.	1,681,165
294,700		Comerica, Inc.	17,475,710
620,600		Fifth Third Bancorp	24,761,940
174,800		FirstMerit Corp.	3,936,496
36,600		Freddie Mac	2,376,438
293,701		Fulton Financial Corp.	4,699,216
194,300		KeyCorp	7,416,431
259,874		Lincoln National Corp.	17,447,940
483,100		National City Corp.	18,285,335
129,600		Old Republic Intl. Group	2,890,080
511,760		Regions Financial Corp.	18,556,418
76,900		S&T Bancorp, Inc.	2,665,354
219,200		SunTrust Banks, Inc.	18,215,520
115,200		Synovus Financial Corp.	3,678,336
144,800		T. Rowe Price Group, Inc.	6,948,952
63,147		TD Banknorth, Inc.	2,036,491
230,350		Washington Federal, Inc.	5,341,817
1,074,100		Washington Mutual, Inc.	47,894,119

BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued)
(Percentage of Net Assets)

Shares	Description	Value

	Financial Institutions—(cont’d)
1,283,162	Wells Fargo & Co.	$46,091,179

	Total Financial Institutions	390,891,795

	Health Care—14.2%
96,800 [1]	Abbott Laboratories	5,130,400
858,100	Eli Lilly & Co.	46,440,372
97,300	Johnson & Johnson	6,499,640
958,612	Merck & Co., Inc.	42,897,887
1,813,300 [1]	Pfizer, Inc.	47,580,992

	Total Health Care	148,549,291

	Industrials—1.1%
82,400	3M Co.	6,122,320
414,100	ServiceMaster Co.	5,404,005

	Total Industrials	11,526,325

	Real Estate Investment Trust—5.5%
53,000	Colonial Properties Trust	2,604,950
142,800	Duke Realty Corp.	6,300,336
180,700	General Growth Properties, Inc.	11,116,664
169,200	Health Care Property Investors, Inc.	6,979,500
119,900	Healthcare Realty Trust, Inc.	5,081,362
54,000	Home Properties, Inc.	3,471,660
72,700	Kimco Realty Corp.	3,605,920
144,700	Lexington Realty Trust	3,079,216
55,100	Liberty Property Trust	2,850,874
121,800	National Retail Properties, Inc.	2,892,750
60,100	Prologis	3,906,500
83,200	Sun Communities, Inc.	2,629,952
102,400	United Dominion Realty Trust, Inc.	3,357,696

	Total Real Estate Investment Trust	57,877,380

	Technology—1.0%
53,100	Intl. Business Machines Corp.	5,264,865
110,500	Pitney Bowes, Inc.	5,289,635

	Total Technology	10,554,500

	Telecommunications—5.7%
62,200	Alltel Corp.	3,812,238
1,499,900 [1]	AT&T, Inc.	56,441,237

	Total Telecommunications	60,253,475

	Total Common Stocks (cost $983,870,644)	1,033,273,552

	MONEY MARKET FUND—2.0%
21,652,015	Fidelity Institutional Money Market Prime Portfolio (cost $21,652,015)	21,652,015

	Total investments before outstanding options written (cost $1,005,522,6593)	1,054,925,567

Contracts

	OUTSTANDING CALL OPTIONS WRITTEN—(1.2)%
(195)	3M Co., strike price $80, expires 02/19/07	(975)
(250)	3M Co., strike price $80, expires 04/23/07	(12,500)
(530)	Abbott Laboratories, strike price $48.75, expires 02/23/07	(237,146)
(22,900)	Allstate Corp., strike price $66.69, expires 03/16/07	(229)
(340)	Alltel Corp., strike price $63.50, expires 03/28/07	(54,353)
(54,000)	Altria Group, Inc., strike price $87.11, expires 02/16/07	(80,136)
(205,000)	Altria Group, Inc., strike price $87.75, expires 04/20/07	(538,330)
(50,000)	Altria Group, Inc., strike price $87.97, expires 03/30/07	(131,300)
(20,000)	Altria Group, Inc., strike price $90, expires 03/16/07	(18,354)
(264)	Anheuser-Busch Cos., Inc., strike price $50, expires 02/19/07	(34,320)
(330)	Anheuser-Busch Cos., Inc., strike price $50, expires 03/19/07	(52,800)
(46,000)	Arthur J. Gallagher & Co., strike price $29, expires 04/20/07	(32,959)
(55,000)	Arthur J. Gallagher & Co., strike price $30.14, expires 03/16/07	(6,999)
(150)	AT&T, Inc., strike price $35, expires 02/19/07	(42,000)
(1,770)	AT&T, Inc., strike price $35, expires 04/23/07	(531,000)
(455,000)	AT&T, Inc., strike price $35.05, expires 03/30/07	(1,415,505)
(1,780)	AT&T, Inc., strike price $36, expires 02/23/07	(346,794)
(103,600)	Atmos Energy Corp., strike price $31.79, expires 03/30/07	(45,947)

BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued)
(Percentage of Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(340)	BancorpSouth, Inc., strike price $26, expires 02/08/07	$(2,144)
(100,000)	Bank of America Corp., strike price $54.80, expires 02/16/07	(580)
(300,000)	Bank of America Corp., strike price $54.80, expires 03/30/07	(94,596)
(81,500)	Bank of America Corp., strike price $54.80, expires 04/20/07	(34,961)
(105,000)	Bank of America Corp., strike price $54.85, expires 03/16/07	(16,800)
(220)	Bank of America Corp., strike price $55, expires 05/21/07	(15,400)
(100,000)	BB&T Corp., strike price $44.18, expires 02/16/07	(600)
(920)	BB&T Corp., strike price $44.25, expires 03/09/07	(13,013)
(20,000)	Black Hills Corp., strike price $35.40, expires 02/15/07	(30,962)
(300)	Black Hills Corp., strike price $37.50, expires 02/23/07	(17,232)
(250)	Black Hills Corp., strike price $37.50, expires 03/23/07	(24,888)
(25)	Capital One Financial Corp., strike price $80, expires 02/19/07	(4,250)
(260)	Capital One Financial Corp., strike price $80, expires 03/19/07	(70,200)
(50,000)	Chemical Financial Corp., strike price $32.81, expires 02/09/07	(1)
(57,000)	Chevron Corp., strike price $73, expires 03/16/07	(111,264)
(310,000)	Chevron Corp., strike price $73, expires 03/30/07	(734,189)
(310)	Chevron Corp., strike price $76, expires 02/28/07	(18,140)
(250)	Citigroup, Inc., strike price $55, expires 03/19/07	(25,000)
(139,000)	Citigroup, Inc., strike price $55, expires 03/30/07	(176,683)
(280,000)	Citigroup, Inc., strike price $55.20, expires 02/16/07	(82,320)
(820)	Coca-Cola Co. (The), strike price $46.88, expires 02/08/07	(92,700)
(120,000)	Coca-Cola Co. (The), strike price $48.75, expires 03/30/07	(62,640)
(264,000)	Coca-Cola Co. (The), strike price $49.18, expires 03/16/07	(70,932)
(14,000)	Colonial Properties Trust, strike price $46.54, expires 03/16/07	(35,798)
(15,000)	Colonial Properties Trust, strike price $47.92, expires 02/16/07	(15,219)
(450)	Comerica, Inc., strike price $58.75, expires 02/08/07	(40,517)
(700)	Comerica, Inc., strike price $60, expires 04/23/07	(87,500)
(50,000)	Comerica, Inc., strike price $60.05, expires 03/16/07	(35,445)
(201,300)	ConAgra Foods, Inc., strike price $26.15, expires 02/16/07	(44,427)
(99,600)	ConAgra Foods, Inc., strike price $27.02, expires 03/30/07	(26,274)
(1,000)	ConAgra Foods, Inc., strike price $28, expires 03/09/07	(6,265)
(139,000)	Consolidated Edison, Inc., strike price $48.25, expires 02/09/07	(64,218)
(21,000)	Consolidated Edison, Inc., strike price $48.25, expires 03/16/07	(16,310)
(79,000)	Duke Realty Corp., strike price $42.80, expires 03/16/07	(133,194)
(250)	Eli Lilly & Co., strike price $53.25, expires 04/05/07	(56,853)
(3,088)	Eli Lilly & Co., strike price $55, expires 04/23/07	(339,680)
(313)	Exxon Mobil Corp., strike price $75, expires 02/19/07	(25,040)
(720)	Exxon Mobil Corp., strike price $80, expires 02/19/07	(3,600)
(660)	Fifth Third Bancorp, strike price $40.25, expires 03/30/07	(60,671)
(114,000)	Fifth Third Bancorp, strike price $40.86, expires 02/16/07	(12,768)
(158,000)	Fifth Third Bancorp, strike price $41.10, expires 02/20/07	(16,432)
(11,200)	FirstMerit Corp., strike price $24.15, expires 02/23/07	(1,035)
(200)	Freddie Mac, strike price $65, expires 02/19/07	(17,000)
(40,000)	Fulton Financial Corp., strike price $16.55, expires 03/16/07	(5,120)
(40,000)	Fulton Financial Corp., strike price $16.80, expires 03/16/07	(3,760)
(80,000)	Fulton Financial Corp., strike price $17.25, expires 03/31/07	(2,576)
(50,000)	General Electric Co., strike price $37.70, expires 03/30/07	(12,243)
(305,000)	General Electric Co., strike price $37.70, expires 04/20/07	(113,100)
(205,500)	General Electric Co., strike price $37.83, expires 02/16/07	(5,549)
(53,000)	General Growth Properties, Inc., strike price $52.68, expires 02/28/07	(468,520)
(470)	General Growth Properties, Inc., strike price $55, expires 04/23/07	(361,900)
(39)	Hanesbrands, Inc., strike price $25, expires 02/19/07	(4,290)
(94,000)	Health Care Property Investors, Inc., strike price $36.07, expires 02/16/07	(486,920)
(34,000)	Healthcare Realty Trust, Inc., strike price $40, expires 02/16/07	(65,008)
(32,000)	Healthcare Realty Trust, Inc., strike price $41, expires 04/30/07	(69,696)
(30,000)	Home Properties, Inc., strike price $63.20, expires 03/28/07	(70,620)
(29,200)	Intl. Business Machines Corp., strike price $102, expires 03/23/07	(30,590)
(270)	Johnson & Johnson, strike price $66, expires 02/22/07	(36,289)
(270)	Johnson & Johnson, strike price $66, expires 03/07/07	(44,123)
(490)	KeyCorp, strike price $37.50, expires 03/19/07	(56,350)
(58,000)	KeyCorp, strike price $37.90, expires 03/30/07	(54,816)
(21,000)	Kimberly-Clark Corp., strike price $69.15, expires 04/20/07	(39,711)
(350)	Kimco Realty Corp., strike price $49, expires 03/23/07	(72,674)
(50)	Kimco Realty Corp., strike price $50, expires 04/23/07	(9,000)
(25,000)	La-Z-Boy, Inc., strike price $12.75, expires 03/14/07	(16,525)

BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued)
(Percentage of Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(20,000)	La-Z-Boy, Inc., strike price $13.10, expires 03/16/07	$(13,220)
(25,000)	Lexington Realty Trust, strike price $21.92, expires 03/16/07	(8,975)
(20,000)	Lexington Realty Trust, strike price $22.85, expires 02/16/07	(240)
(300)	Liberty Property Trust, strike price $50, expires 02/19/07	(63,000)
(850)	Lincoln National Corp., strike price $66.50, expires 03/30/07	(205,691)
(350)	McDonald’s Corp., strike price $45, expires 02/16/07	(14,000)
(240)	McDonald’s Corp., strike price $45, expires 03/19/07	(19,200)
(100,000)	Merck & Co., Inc., strike price $43.75, expires 02/16/07	(134,800)
(100,000)	Merck & Co., Inc., strike price $44.25, expires 02/23/07	(112,748)
(1,500)	Merck & Co., Inc., strike price $45, expires 02/19/07	(97,500)
(1,200)	Merck & Co., Inc., strike price $45, expires 04/23/07	(174,000)
(57,500)	Merck & Co., Inc., strike price $45.85, expires 03/30/07	(51,175)
(115,500)	National City Corp., strike price $36.24, expires 03/30/07	(260,198)
(115,500)	National City Corp., strike price $36.24, expires 04/20/07	(251,213)
(35,000)	National City Corp., strike price $37.13, expires 02/16/07	(30,886)
(43,500)	National Fuel Gas Co., strike price $39.74, expires 02/16/07	(50,640)
(29,000)	National Retail Properties, Inc., strike price $23.10, expires 02/28/07	(24,969)
(38,000)	National Retail Properties, Inc., strike price $23.65, expires 03/16/07	(30,780)
(24,000)	Old Republic Intl. Group, strike price $22.75, expires 04/20/07	(13,510)
(23,000)	Old Republic Intl. Group, strike price $23, expires 02/15/07	(2,576)
(24,000)	Old Republic Intl. Group, strike price $23.20, expires 03/16/07	(4,838)
(32,000)	Otter Tail Corp., strike price $31.35, expires 03/30/07	(57,280)
(15,500)	Otter Tail Corp., strike price $31.97, expires 02/16/07	(7,933)
(52,000)	Peoples Energy Corp., strike price $44, expires 04/20/07	(62,660)
(520)	Peoples Energy Corp., strike price $45, expires 02/19/07	(10,400)
(212,500)	Pfizer, Inc., strike price $26.93, expires 03/16/07	(60,505)
(1,630)	Pfizer, Inc., strike price $27, expires 03/23/07	(78,473)
(500)	Pfizer, Inc., strike price $27, expires 04/13/07	(31,531)
(1,730)	Pfizer, Inc., strike price $27.50, expires 02/19/07	(8,650)
(227,000)	Pfizer, Inc., strike price $27.50, expires 03/30/07	(63,151)
(172,000)	Pfizer, Inc., strike price $28, expires 02/07/07	(516)
(645)	Pinnacle West Capital Corp., strike price $50.75, expires 02/23/07	(5,125)
(21,000)	Pitney Bowes, Inc., strike price $46.50, expires 02/16/07	(29,463)
(20,300)	Pitney Bowes, Inc., strike price $48, expires 02/16/07	(7,779)
(200)	Pitney Bowes, Inc., strike price $50, expires 04/23/07	(7,000)
(40)	PPG Industries, Inc., strike price $65, expires 02/19/07	(7,400)
(22,500)	PPG Industries, Inc., strike price $68.60, expires 03/16/07	(9,360)
(22,500)	PPG Industries, Inc., strike price $68.60, expires 03/30/07	(13,995)
(61,600)	Progress Energy, Inc., strike price $47.36, expires 02/16/07	(41,087)
(142,000)	Progress Energy, Inc., strike price $48.17, expires 03/30/07	(114,878)
(330)	Prologis, strike price $65, expires 04/23/07	(87,450)
(91,000)	Regions Financial Corp., strike price $36.25, expires 03/30/07	(73,892)
(1,000)	Regions Financial Corp., strike price $37.63, expires 02/23/07	(14,817)
(62,000)	RPM Intl., Inc., strike price $20.55, expires 02/15/07	(162,522)
(66,000)	RPM Intl., Inc., strike price $21.70, expires 03/13/07	(114,114)
(28,000)	RPM Intl., Inc., strike price $22.73, expires 03/16/07	(26,404)
(15,000)	S&T Bancorp, Inc., strike price $35.19, expires 03/16/07	(12,446)
(12,000)	S&T Bancorp, Inc., strike price $35.25, expires 02/07/07	(1,608)
(3,200)	Sara Lee Corp., strike price $17.50, expires 02/19/07	(64,000)
(1,805)	Sara Lee Corp., strike price $17.50, expires 04/23/07	(81,225)
(71,000)	ServiceMaster Co., strike price $12.71, expires 03/16/07	(57,004)
(29,000)	ServiceMaster Co., strike price $13.40, expires 04/20/07	(13,453)
(73,000)	ServiceMaster Co., strike price $13.45, expires 04/05/07	(31,297)
(55,500)	ServiceMaster Co., strike price $13.60, expires 02/16/07	(2,275)
(210)	Stanley Works (The), strike price $52.50, expires 04/23/07	(128,100)
(252)	Stanley Works (The), strike price $55, expires 04/23/07	(105,840)
(14,000)	Sun Communities, Inc., strike price $33.30, expires 04/11/07	(4,663)
(31,750)	Sun Communities, Inc., strike price $35, expires 04/30/07	(3,715)
(770)	SunTrust Banks, Inc., strike price $85, expires 02/19/07	(19,250)
(440)	SunTrust Banks, Inc., strike price $85, expires 04/23/07	(68,200)
(330)	Synovus Financial Corp., strike price $30, expires 02/19/07	(70,950)
(30,000)	Synovus Financial Corp., strike price $31.75, expires 03/30/07	(24,285)
(425)	T. Rowe Price Group, Inc., strike price $45, expires 02/19/07	(157,250)
(28,000)	T. Rowe Price Group, Inc., strike price $46, expires 02/08/07	(49,161)
(100)	T. Rowe Price Group, Inc., strike price $50, expires 04/23/07	(12,000)

BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued)
(Percentage of Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(19,000)	United Dominion Realty Trust, Inc., strike price $32.06, expires 04/20/07	$(26,104)
(375)	United Dominion Realty Trust, Inc., strike price $32.25, expires 03/23/07	(45,766)
(40,000)	Vectren Corp., strike price $27.75, expires 04/20/07	(16,440)
(40,000)	Vectren Corp., strike price $29, expires 02/23/07	(16,440)
(48,000)	Washington Federal, Inc., strike price $23.33, expires 02/16/07	(15,350)
(47,000)	Washington Federal, Inc., strike price $23.79, expires 03/16/07	(18,001)
(45,000)	Washington Mutual, Inc., strike price $43.50, expires 02/08/07	(53,105)
(750)	Washington Mutual, Inc., strike price $45, expires 04/23/07	(101,250)
(145,000)	Washington Mutual, Inc., strike price $45.85, expires 02/20/07	(13,514)
(192,000)	Washington Mutual, Inc., strike price $45.85, expires 03/30/07	(121,594)
(134,000)	Washington Mutual, Inc., strike price $45.85, expires 04/20/07	(125,210)
(201,000)	Wells Fargo & Co., strike price $36.15, expires 02/16/07	(57,084)
(199,000)	Wells Fargo & Co., strike price $36.35, expires 03/30/07	(128,892)
(306,000)	Wells Fargo & Co., strike price $36.35, expires 04/20/07	(263,221)
(230)	WPS Resources Corp., strike price $55, expires 02/19/07	(5,750)

	Total Outstanding Call Options Written (premium received ($12,035,998))	(12,923,755)

	Total investments net of outstanding options written—99.3%	$1,042,001,812
	Other assets in excess of liabilities—0.7%	7,065,279

	Net Assets—100.0%	$1,049,067,091

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[2]	Non-income producing security.

[3]	Cost for federal income tax purposes is $1,022,322,174. The net unrealized appreciation on a tax basis is $32,603,393, consisting of $36,794,716 gross unrealized appreciation and $4,191,323 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Enhanced Dividend Achievers™ Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007